Balances and Transactions in Foreign Currencies - Summary of Transactions Denominated in Foreign Currencies, Expressed in Mexican pesos (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Revenues	$ 203,780	$ 10,376	$ 177,718	$ 152,360
Interest expense	8,809	$ 449	7,471	6,337
U.S. dollars [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Revenues	653		736	569
Purchases of Raw Materials	13,381		13,242	11,458
Interest expense	2,454		2,235	1,965
Other	1,544		$ 1,796	$ 1,301
Euros [member]
Disclosure of Balances and Transactions in Foreign Currencies [Line Items]
Purchases of Raw Materials	$ 18